Investment Objectives and Goals - iShares Enhanced Large Cap Core Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES ENHANCED LARGE CAP CORE ACTIVE ETF Ticker: ENHU Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Enhanced Large Cap Core Active ETF (the “Fund”) seeks to outperform the Russell 1000 Index.